MORGAN STANLEY DEAN WITTER JAPAN FUND             TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS, MAY 31, 1999          NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

The 12-month period ended May 31, 1999, saw dramatic changes in Japan's economy, equity markets and investor sentiment. Although the Japanese equity markets have been particularly robust during the last several months, Morgan Stanley Dean Witter Investment Management, the sub-advisor of Morgan Stanley Dean Witter Japan Fund, believes that sustained GDP growth for Japan of 2 percent or higher is several years away, and that Japan is a restructuring story, rather than an economic recovery play. Therefore, the Fund will continue to place priority on stock and sector selection for the foreseeable future.

MARKET OVERVIEW

Several important economic developments occurred in Japan during the period under review. First, the government injected 7.5 trillion yen of public funds into the Japanese banking system, which served as the first step toward recapitalizing Japan's banks, a prerequisite for a sustained economic recovery. Second, the government provided a special 20 trillion yen loan guarantee facility for small and medium-sized companies affected by a credit crunch that had stemmed from curtailed lending by Japanese banks. Also significant was the Bank of Japan's reduction of short-term interest rates to zero in order to halt a sharp rise in Japanese government bonds, owing to massive issuance of debt to support the country's huge deficit-spending program.

Most importantly, many Japanese corporations announced unprecedented restructuring plans, and are focusing increasingly on return on equity over their traditional market-share goals. This is a profound departure from the last five to seven years, when the government attempted to revive the economy solely through massive public-works spending that did not spark growth.

MORGAN STANLEY DEAN WITTER JAPAN FUND
LETTER TO THE SHAREHOLDERS, MAY 31, 1999, CONTINUED

PERFORMANCE AND PORTFOLIO

For the 12-month period ended May 31, 1999, Morgan Stanley Dean Witter Japan Fund's Class B shares produced a total return of 19.89 percent, compared to
20.84 percent for the Morgan Stanley Capital International (MSCI) Japan Index and 27.43 percent for the Lipper Japanese Funds average. For the same time period the Fund's Class A, C and D shares posted total returns of 20.61 percent,
19.86 percent and 21.76 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The Fund's underperformance relative to its Lipper peer group was most likely the result of its lack of exposure to small- and mid-cap Japanese stocks, which experienced exceptional returns during the period, and an underweighting in bank stocks, which also performed well. The accompanying chart illustrates the growth of a $10,000 investment in the Fund, versus similar investments in the MSCI Japan Index and the Lipper Japanese Funds average.

The Fund's sub-advisor, Morgan Stanley Dean Witter Investment Management, believes that, although the previously mentioned developments are very important milestones for long-term investors in Japan, full economic recovery is still 18 to 24 months away. The rising tide of the overall Japanese market has lifted all ships, but the manager believes many boats in Japan are not yet seaworthy. In particular, during the last several months, low-priced high-beta stocks have staged a powerful technical rebound. Many of these companies have very high valuations and are facing deregulation and competition for the first time. The sub-advisor believes that the balance of 1999 will witness the emergence of a two-tier market in which companies with solid restructuring plans and growth prospects will become increasingly attractive, as investors become more discriminating in their purchases. The sub-advisor believes the Fund is well positioned for such an environment.

LOOKING AHEAD

Japan is beginning to show signs of true change and meaningful investment merit. Bull markets are said to be born in pessimism and raised higher with skepticism, and the Fund's sub-advisor believes that Japan is at such a stage in both the economic environment and the stock market cycle. Therefore, though the market and economic recovery will not likely be V-shaped, evidence continues to mount that Japan may be the most attractive large asset class in the world today. The Fund's portfolio selection will be highly selective until further empirical evidence suggests that full-scale economic recovery is at hand. Should this occur, the Fund will increase its weighting in domestic, economically sensitive issues.

MORGAN STANLEY DEAN WITTER JAPAN FUND
LETTER TO THE SHAREHOLDERS, MAY 31, 1999, CONTINUED

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Japan Fund and look forward to continuing to serve your investment objectives.

Very truly yours,

        [SIGNATURE]                        [SIGNATURE]
CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                      PRESIDENT

MORGAN STANLEY DEAN WITTER JAPAN FUND
FUND PERFORMANCE MAY 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000 -- CLASS B SHARES
           ($ in Thousands)

                                             Fund    MSCI Japan     Lipper
Apr-96                                    $10,000       $10,000    $10,000
May-96                                     $9,610        $9,486     $9,662
May-97                                     $8,790        $8,099     $8,998
May-98                                     $6,670        $5,860     $7,078
May-99                                  $7,844(3)        $7,082     $9,019

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                   CLASS B*                                             CLASS A+
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 5/31/99                                 PERIOD ENDED 5/31/99
-------------------------                            -------------------------
1 Year                      19.89%(1)    14.89%(2)   1 Year                      20.61%(1)    14.28%(2)
Since Inception (4/26/96)   (6.97) (1)   (7.55) (2)  Since Inception (7/28/97)   (6.43) (1)   (9.14) (2)

                   CLASS C++                                             CLASS D#
-----------------------------------------------       -----------------------------------------------
PERIOD ENDED 5/31/99                                  PERIOD ENDED 5/31/99
-------------------------                             -------------------------
1 Year                      19.86%(1)    18.86%(2)    1 Year                     21.76%(1)
Since Inception (7/28/97)   (7.05) (1)   (7.05) (2)   Since Inception (7/28/97)  (5.95) (1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value after the deduction of a 2% CDSC, assuming a complete redemption on May 31, 1999.
 (4) The Morgan Stanley Capital International Japan Index is a capitalization weighted index that measures performance, in US dollars, of companies listed on the Japanese Stock Exchange. The index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Japanese Fund Average tracks the performance of all funds that concentrate their investments in equity securities of Japanese companies.
 * The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 # Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1999

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (96.2%)
           BUILDING PRODUCTS (0.8%)
 257,000   Sanwa Shutter Corp.....................................................................  $  1,187,291
                                                                                                    ------------
           CONSUMER ELECTRONICS/APPLIANCES (4.7%)
  59,000   Aiwa Co., Ltd..........................................................................     1,513,194
  62,500   Sony Corp..............................................................................     5,836,416
                                                                                                    ------------
                                                                                                       7,349,610
                                                                                                    ------------
           CONSUMER SPECIALTIES (1.2%)
 270,000   Casio Computer Co., Ltd................................................................     1,835,512
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS (14.3%)
 650,000   Hitachi Ltd............................................................................     4,750,103
  63,000   Kyocera Corp...........................................................................     3,283,354
 252,000   Matsushita Electric Industrial Co., Ltd................................................     4,536,621
 440,000   NEC Corp...............................................................................     4,846,691
 790,000   Toshiba Corp...........................................................................     4,851,048
                                                                                                    ------------
                                                                                                      22,267,817
                                                                                                    ------------
           E.D.P. PERIPHERALS (2.5%)
 180,000   Mitsumi Electric Co., Ltd..............................................................     3,876,695
                                                                                                    ------------
           ELECTRICAL PRODUCTS (1.2%)
 497,000   Furukawa Electric Co., Ltd.............................................................     1,948,779
                                                                                                    ------------
           ELECTRONIC COMPONENTS (3.0%)
  55,000   TDK Corp...............................................................................     4,692,972
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (3.5%)
 330,000   Fujitsu Ltd............................................................................     5,479,655
                                                                                                    ------------
           ELECTRONIC DISTRIBUTORS (0.9%)
  80,000   Ryosan Co., Ltd........................................................................     1,413,892
                                                                                                    ------------
           FINANCE COMPANIES (1.7%)
 135,000   Hitachi Credit Corp....................................................................     2,663,379
                                                                                                    ------------
           FOOD CHAINS (1.2%)
  46,900   FamilyMart Co., Ltd....................................................................     1,946,938
                                                                                                    ------------
           HOME BUILDING (2.8%)
 280,000   Sekisui Chemical Co., Ltd..............................................................     1,721,660
 251,000   Sekisui House Ltd......................................................................     2,707,045
                                                                                                    ------------
                                                                                                       4,428,705
                                                                                                    ------------
           HOME FURNISHINGS (1.5%)
  75,000   Rinnai Corp............................................................................     1,664,612
  40,000   Sangetsu Co., Ltd......................................................................       736,539
                                                                                                    ------------
                                                                                                       2,401,151
                                                                                                    ------------
           INDUSTRIAL MACHINERY/COMPONENTS (9.0%)
 150,000   Amada Co., Ltd.........................................................................       924,784
 270,000   Daifuku Co., Ltd.......................................................................     1,640,197

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 245,000   Daikin Industries, Ltd.................................................................  $  2,195,232
 120,000   Fuji Machine Manufacturing Co., Ltd....................................................     3,561,036
 268,000   Minebea Co., Ltd.......................................................................     2,648,056
 660,000   Mitsubishi Heavy Industries Ltd........................................................     2,560,789
 180,000   Tsubakimoto Chain Co...................................................................       525,277
                                                                                                    ------------
                                                                                                      14,055,371
                                                                                                    ------------
           INDUSTRIAL SPECIALTIES (1.0%)
 200,000   Fujitec Co., Ltd.......................................................................     1,589,807
                                                                                                    ------------
           MOTOR VEHICLES (5.8%)
 970,000   Nissan Motor Co., Ltd.*................................................................     4,242,006
 160,000   Suzuki Motor Corp......................................................................     2,256,967
  95,000   Toyota Motor Corp......................................................................     2,577,065
                                                                                                    ------------
                                                                                                       9,076,038
                                                                                                    ------------
           OFFICE EQUIPMENT/SUPPLIES (7.3%)
 200,000   Canon, Inc.............................................................................     5,014,385
 134,000   Lintec Corp............................................................................     1,208,368
 467,000   Ricoh Co., Ltd.........................................................................     5,144,102
                                                                                                    ------------
                                                                                                      11,366,855
                                                                                                    ------------
           OTHER PHARMACEUTICALS (8.5%)
 101,000   Ono Pharmaceutical Co., Ltd............................................................     3,611,591
 210,000   Sankyo Co., Ltd........................................................................     4,911,221
 140,000   Yamanouchi Pharmaceutical Co., Ltd.....................................................     4,799,014
                                                                                                    ------------
                                                                                                      13,321,826
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS (3.4%)
     545   Nippon Telegraph & Telephone Corp......................................................     5,286,478
                                                                                                    ------------
           PHOTOGRAPHIC PRODUCTS (2.9%)
 127,000   Fuji Photo Film Co.....................................................................     4,509,988
                                                                                                    ------------
           POLLUTION CONTROL EQUIPMENT (0.9%)
  85,000   Kurita Water Industries Ltd............................................................     1,341,554
                                                                                                    ------------
           PRINTING/FORMS (1.7%)
 150,000   Dai Nippon Printing Co., Ltd...........................................................     2,234,279
  64,000   Nissha Printing Co., Ltd...............................................................       404,044
                                                                                                    ------------
                                                                                                       2,638,323
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS (0.8%)
 188,000   Sumitomo Marine & Fire Insurance Co., Ltd..............................................     1,217,789
                                                                                                    ------------
           REAL ESTATE (1.4%)
 230,000   Mitsubishi Estate Co., Ltd.............................................................     2,174,270
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           RECREATIONAL PRODUCTS/TOYS (5.6%)
  57,000   Nintendo Co., Ltd......................................................................  $  6,653,514
 200,000   Yamaha Corp............................................................................     2,046,856
                                                                                                    ------------
                                                                                                       8,700,370
                                                                                                    ------------
           SEMICONDUCTORS (1.9%)
  23,000   Rohm Co., Ltd..........................................................................     2,992,930
                                                                                                    ------------
           SPECIALTY CHEMICALS (6.7%)
 560,000   Daicel Chemical Industries, Ltd........................................................     1,790,711
 420,000   Kaneka Corp............................................................................     3,645,869
 750,000   Mitsubishi Chemical Corp...............................................................     2,114,673
 166,000   NIFCO Inc..............................................................................     1,405,508
 270,000   Shin-Etsu Polymer Co., Ltd.............................................................     1,551,418
                                                                                                    ------------
                                                                                                      10,508,179
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $128,529,041).........................................................   150,272,174
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (4.2%)
           U.S. GOVERNMENT AGENCY
$  6,500   Federal Home Loan Mortgage Corp. 4.72% due 06/01/99 (AMORTIZED COST $6,500,000)........  $  6,500,000
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $135,029,041) (b)........................................................  100.4 %   156,772,174

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.4)       (662,947)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 156,109,227
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $25,090,176 and the aggregate gross unrealized depreciation is $3,347,043, resulting in net unrealized appreciation of $21,743,133.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT MAY 31, 1999:

CONTRACT TO        IN       DELIVERY    UNREALIZED
  DELIVER     EXCHANGE FOR    DATE     DEPRECIATION
----------------------------------------------------
$ 1,414,890   JPY 170,975,268 6/01/99    ($9,421)

CURRENCY ABBREVIATION:

JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $135,029,041)..............................................................  $156,772,174
Cash..........................................................................................       218,679
Receivable for:
    Dividends.................................................................................       536,447
    Shares of beneficial interest sold........................................................       409,456
Deferred organizational expenses..............................................................        76,336
Prepaid expenses and other assets.............................................................        99,184
                                                                                                ------------
     TOTAL ASSETS.............................................................................   158,112,276
                                                                                                ------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts............................         9,421
Payable for:
    Investments purchased.....................................................................     1,405,469
    Shares of beneficial interest repurchased.................................................       254,806
    Plan of distribution fee..................................................................       131,707
    Investment management fee.................................................................       128,565
Accrued expenses and other payables...........................................................        73,081
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     2,003,049
                                                                                                ------------
     NET ASSETS...............................................................................  $156,109,227
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $220,703,829
Net unrealized appreciation...................................................................    21,709,434
Dividends in excess of net investment income..................................................      (326,899)
Accumulated net realized loss.................................................................   (85,977,137)
                                                                                                ------------
     NET ASSETS...............................................................................  $156,109,227
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................  $  1,822,882
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       240,889
     NET ASSET VALUE PER SHARE................................................................         $7.57
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)..........................................         $7.99
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $147,811,654
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    19,504,313
     NET ASSET VALUE PER SHARE................................................................         $7.58
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................  $  5,423,352
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       723,651
     NET ASSET VALUE PER SHARE................................................................         $7.49
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................  $  1,051,339
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       137,923
     NET ASSET VALUE PER SHARE................................................................         $7.62
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1999

NET INVESTMENT LOSS:

INCOME
Dividends (net of $126,113 foreign withholding tax)...........................................  $    714,645
Interest......................................................................................       311,737
                                                                                                ------------

     TOTAL INCOME.............................................................................     1,026,382
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................     1,272,958
Plan of distribution fee (Class A shares).....................................................         1,829
Plan of distribution fee (Class B shares).....................................................     1,260,360
Plan of distribution fee (Class C shares).....................................................        33,342
Transfer agent fees and expenses..............................................................       398,747
Custodian fees................................................................................       114,745
Registration fees.............................................................................       103,736
Professional fees.............................................................................        80,639
Shareholder reports and notices...............................................................        65,363
Organizational expenses.......................................................................        40,037
Trustees' fees and expenses...................................................................        12,584
Other.........................................................................................        12,451
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     3,396,791
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (2,370,409)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments...............................................................................   (36,083,309)
    Foreign exchange transactions.............................................................     6,010,000
                                                                                                ------------

     NET LOSS.................................................................................   (30,073,309)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................    62,238,427
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................    (4,060,513)
                                                                                                ------------

     NET APPRECIATION.........................................................................    58,177,914
                                                                                                ------------

     NET GAIN.................................................................................    28,104,605
                                                                                                ------------

NET INCREASE..................................................................................  $ 25,734,196
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEAR  FOR THE YEAR
                                                                                    ENDED          ENDED
                                                                                 MAY 31, 1999  MAY 31, 1998*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss............................................................  $ (2,370,409) $  (2,943,073)
Net realized loss..............................................................   (30,073,309)   (28,408,746)
Net change in unrealized appreciation/depreciation.............................    58,177,914    (21,344,171)
                                                                                 ------------  -------------

     NET INCREASE (DECREASE)...................................................    25,734,196    (52,695,990)
                                                                                 ------------  -------------

DIVIDENDS TO SHAREHOLDERS:

FROM NET INVESTMENT INCOME:
Class A shares.................................................................       (36,929)      --
Class B shares.................................................................    (4,101,636)      --
Class C shares.................................................................      (151,368)      --
Class D shares.................................................................        (1,483)      --

IN EXCESS OF NET INVESTMENT INCOME:
Class A shares.................................................................       (13,129)      --
Class B shares.................................................................    (1,912,867)      --
Class C shares.................................................................       (57,074)      --
Class D shares.................................................................          (511)      --
                                                                                 ------------  -------------

     TOTAL DIVIDENDS...........................................................    (6,274,997)      --
                                                                                 ------------  -------------
Net increase (decrease) from transactions in shares of beneficial interest.....     9,150,518    (59,523,451)
                                                                                 ------------  -------------

     NET INCREASE (DECREASE)...................................................    28,609,717   (112,219,441)

NET ASSETS:
Beginning of period............................................................   127,499,510    239,718,951
                                                                                 ------------  -------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $326,899 AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $611,788, RESPECTIVELY).............  $156,109,227  $ 127,499,510
                                                                                 ------------  -------------
                                                                                 ------------  -------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Japan Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to meet its investment objective by investing primarily in securities of issuers located in Japan. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost for the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

I. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $200,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day. Prior to October 1, 1998, the annual rate was equal to 1.0%.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

Prior to October 1, 1998, Morgan Grenfell Investment Services Limited served as the Fund's sub-advisor, providing identical services and receiving compensation at the same rate as the current Sub-Advisor.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $16,938,281 at May 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.13% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $65, $482,120 and $7,737, respectively and received $13,531 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 1999 aggregated $104,036,241 and $97,762,512, respectively.

For the year ended May 31, 1999, the Fund incurred $40,526 in brokerage commissions with Morgan Stanley & Co., an affiliate of Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $2,000.

5. FEDERAL INCOME TAX STATUS

At May 31, 1999, the Fund had a net capital loss carryover of approximately $80,934,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:

         (AMOUNTS IN THOUSANDS)
-----------------------------------------
  2005          2006            2007
---------  --------------  --------------
  $448        $28,917         $51,569
---------  --------------  --------------
---------  --------------  --------------

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,912,000 during fiscal 1999.

As of May 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies and permanent book/tax differences primarily attributable to foreign currency gains and a dividend

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

redesignation. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,696,719, accumulated net realized loss was charged $6,010,000 and net investment income was credited $7,706,719.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                    FOR THE YEAR
                                                                               ENDED                           ENDED
                                                                           MAY 31, 1999                    MAY 31, 1998*
                                                                   -----------------------------   -----------------------------
                                                                      SHARES          AMOUNT          SHARES          AMOUNT
                                                                   ------------   --------------   ------------   --------------
CLASS A SHARES
Sold.............................................................     5,370,586   $   36,662,209      1,653,350   $   11,512,949
Reinvestment of dividends........................................         7,798           52,327        --              --
Redeemed.........................................................    (5,156,270)     (35,993,342)    (1,634,575)     (11,582,196)
                                                                   ------------   --------------   ------------   --------------
Net increase (decrease) - Class A................................       222,114          721,194         18,775          (69,247)
                                                                   ------------   --------------   ------------   --------------

CLASS B SHARES
Sold.............................................................    28,669,856      203,289,556      8,327,661       65,197,758
Reinvestment of dividends........................................       820,552        5,522,307        --              --
Redeemed.........................................................   (28,729,509)    (203,190,103)   (16,855,398)    (127,207,599)
                                                                   ------------   --------------   ------------   --------------
Net increase (decrease) - Class B................................       760,899        5,621,760     (8,527,737)     (62,009,841)
                                                                   ------------   --------------   ------------   --------------

CLASS C SHARES
Sold.............................................................       846,527        5,960,654        272,435        1,993,277
Reinvestment of dividends........................................        26,857          178,602        --              --
Redeemed.........................................................      (410,037)      (2,908,273)       (12,131)         (85,899)
                                                                   ------------   --------------   ------------   --------------
Net increase - Class C...........................................       463,347        3,230,983        260,304        1,907,378
                                                                   ------------   --------------   ------------   --------------

CLASS D SHARES
Sold.............................................................     5,043,403       35,816,884        143,074          983,689
Reinvestment of dividends........................................           322            2,168        --              --
Redeemed.........................................................    (4,999,222)     (36,242,471)       (49,654)        (335,430)
                                                                   ------------   --------------   ------------   --------------
Net increase (decrease) - Class D................................        44,503         (423,419)        93,420          648,259
                                                                   ------------   --------------   ------------   --------------
Net increase (decrease) in Fund..................................     1,490,863   $    9,150,518     (8,155,238)  $  (59,523,451)
                                                                   ------------   --------------   ------------   --------------
                                                                   ------------   --------------   ------------   --------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through May 31, 1998.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

MORGAN STANLEY DEAN WITTER JAPAN FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 1999, there were outstanding forward contracts, used to facilitate settlement of foreign currency denominated portfolio transactions.

At May 31, 1999, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                        FOR THE PERIOD
                                                                                                          APRIL 26,
                                                                  FOR THE YEAR ENDED MAY 31,                1996*
                                                           ----------------------------------------        THROUGH
                                                             1999++        1998**++         1997         MAY 31, 1996
----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.....................  $     6.67     $     8.79     $     9.61        $  10.00
                                                           ----------     ----------     ----------          ------

Income (loss) from investment operations:
   Net investment loss...................................       (0.13)         (0.13)         (0.16)        --
   Net realized and unrealized gain (loss)...............        1.37          (1.99)         (0.66)          (0.39)
                                                           ----------     ----------     ----------          ------

Total income (loss) from investment operations...........        1.24          (2.12)         (0.82)          (0.39)
                                                           ----------     ----------     ----------          ------

Less dividends:
   From net investment income............................       (0.22)        --             --             --
   In excess of net investment income....................       (0.11)        --             --             --
                                                           ----------     ----------     ----------          ------

Total dividends..........................................       (0.33)        --             --             --
                                                           ----------     ----------     ----------          ------

Net asset value, end of period...........................  $     7.58     $     6.67     $     8.79        $   9.61
                                                           ----------     ----------     ----------          ------
                                                           ----------     ----------     ----------          ------

TOTAL RETURN+............................................       19.89%        (24.12)%        (8.53)%         (3.90)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................        2.59%(3)       2.48%          2.43%           2.84%(2)

Net investment loss......................................       (1.81)%(3)      (1.62)%       (1.77)%         (0.52)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................    $147,812       $125,008       $239,719        $273,544

Portfolio turnover rate..................................          78%             7%            25%        --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          MAY 31, 1999       MAY 31, 1998
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  6.72            $  9.16
                                                                             ------             ------
Income (loss) from investment operations:
   Net investment income (loss).......................................        (0.02)              0.05
   Net realized and unrealized gain (loss)............................         1.31              (2.49)
                                                                             ------             ------
Total income (loss) from investment operations........................         1.29              (2.44)
                                                                             ------             ------
Less dividends:
   From net investment income.........................................        (0.33)           --
   In excess of net investment income.................................        (0.11)           --
                                                                             ------             ------
Total dividends.......................................................        (0.44)           --
                                                                             ------             ------
Net asset value, end of period........................................      $  7.57            $  6.72
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................        20.61%            (26.64)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.72%(3)           1.83%(2)
Net investment income (loss)..........................................        (0.94)%(3)          0.75%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,823               $126
Portfolio turnover rate...............................................           78%                 7%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  6.68            $  9.16
                                                                             ------             ------
Income (loss) from investment operations:
   Net investment loss................................................        (0.12)             (0.07)
   Net realized and unrealized gain (loss)............................         1.34              (2.41)
                                                                             ------             ------
Total income (loss) from investment operations........................         1.22              (2.48)
                                                                             ------             ------
Less dividends:
   From net investment income.........................................        (0.30)           --
   In excess of net investment income.................................        (0.11)           --
                                                                             ------             ------
Total dividends.......................................................        (0.41)           --
                                                                             ------             ------
Net asset value, end of period........................................      $  7.49            $  6.68
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................        19.86%            (27.07)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.58%(3)           2.52%(2)
Net investment loss...................................................        (1.80)%(3)         (1.21)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $5,423             $1,738
Portfolio turnover rate...............................................           78%                 7%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          MAY 31, 1999       MAY 31, 1998
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $  6.72            $  9.16
                                                                             ------             ------

Income (loss) from investment operations:
   Net investment loss................................................        (0.02)             (0.01)
   Net realized and unrealized gain (loss)............................         1.37              (2.43)
                                                                             ------             ------

Total income (loss) from investment operations........................         1.35              (2.44)
                                                                             ------             ------

Less dividends:
   From net investment income.........................................        (0.34)           --
   In excess of net investment income.................................        (0.11)           --
                                                                             ------             ------

Total dividends.......................................................        (0.45)           --
                                                                             ------             ------

Net asset value, end of period........................................      $  7.62            $  6.72
                                                                             ------             ------
                                                                             ------             ------

TOTAL RETURN+.........................................................        21.76%            (26.64)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.59%(3)           1.60%(2)

Net investment loss...................................................        (0.81)%(3)         (0.23)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,051               $628
Portfolio turnover rate...............................................           78%                 7%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER JAPAN FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER JAPAN FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Japan Fund (the "Fund") at May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JULY 9, 1999

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the
general information of shareholders
of the Fund. For more detailed
information about the Fund, its
officers and trustees, fees, expenses
and other pertinent information,
please see the prospectus of the Fund.

This report is not authorized for
distribution to prospective investors
in the Fund unless preceded or
accompanied by an effective
prospectus.

MORGAN STANLEY
DEAN WITTER
JAPAN FUND

ANNUAL REPORT
MAY 31, 1999